Related party transactions - Executive directors remuneration (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Pension contribution	€ 144,000	€ 153,000	€ 115,000
Social security costs	9,160,000	2,792,000	3,073,000
ESOP	21,847,000	13,363,000	12,041,000
Total	36,058,000	20,544,000	18,355,000
Executive Directors
Disclosure of transactions between related parties [line items]
Base salary	525,000	500,000	575,285
Bonus	326,288	284,600	474,919
Pension contribution	21,532	15,102	76,650
Social security costs	10,587	10,011	264,191
ESOP	5,257,360	3,559,200	7,057,404
Other	11,558	33,855	24,580
Total	6,152,325	4,402,768	8,473,029
Tim Van Hauwermeiren
Disclosure of transactions between related parties [line items]
Base salary	525,000	500,000	303,941
Bonus	326,288	284,600	301,635
Pension contribution	21,532	15,102	14,315
Social security costs	10,587	10,011	9,459
ESOP	5,257,360	3,559,200	2,968,195
Other	11,558	33,855	9,601
Total	€ 6,152,325	€ 4,402,768	3,607,146
Eric Castaldi
Disclosure of transactions between related parties [line items]
Base salary			271,344
Bonus			173,284
Pension contribution			62,335
Social security costs			254,732
ESOP			4,089,209
Other			14,979
Total			€ 4,865,883